CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Profit (loss)	$ 443,828	$ (115,374)	$ (249,758)
Items that will not be reclassified subsequently to income or loss:
Defined benefit obligation	9,779	2,566	3,630
Tax effect	(2,082)	139	(45)
Total income and expense that will not be reclassified subsequently to income or loss	7,697	2,705	3,585
Items that may be reclassified subsequently to income or loss:
Arising from cash flow hedges			(3,752)
Translation differences	(17,178)	(20,393)	3,239
Total income and expense that may be reclassified subsequently to income or loss	(17,178)	(20,393)	(513)
Items that have been reclassified to income or loss in the period:
Arising from cash flow hedges		(922)	8,091
Total transfers to income or loss		(922)	8,091
Other comprehensive income (loss) for the year, net of income tax	(9,481)	(18,610)	11,163
Total comprehensive (loss) for the year	434,347	(133,984)	(238,595)
Attributable to the Parent	430,219	(131,413)	(235,022)
Attributable to non-controlling interests	$ 4,128	$ (2,571)	$ (3,573)